                   OPPENHEIMER DISCIPLINED ALLOCATION FUND
                  Supplement dated February 19, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The  Statement of  Additional  Information  is changed by replacing  the first three  paragraphs  of the  subheading  titled  "Futures"  on page 23 with  the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) an individual stock ("single stock futures") (3)
         debt securities (these are referred to as "interest rate
         futures"), (4) other broadly- based securities indices (these are referred to as "financial futures"), (5) foreign
         currencies (these are referred to as "forward contracts"), (6)
         securities or (7) commodities (these are referred to as
         "commodity futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of
         industries. A stock index assigns relative values to the
         common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.
         A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures
         obligation. Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver
         (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
         position. Similarly, a single stock future obligates the
         seller to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures transaction.
         Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not
         fungible among the exchanges.

February 19, 2003                                                   PX0205.010

                            OPPENHEIMER VALUE FUND
                  Supplement dated February 19, 2003 to the
 Statement of Additional Information dated December 23, 2002, Revised January
                                   15, 2003

The  Statement of  Additional  Information  is changed by replacing  the first three  paragraphs of the subheading  titled  "Futures" on pages 18 and 19 with the following three paragraphs.

o     Futures. The Fund can buy and sell exchange-traded futures contracts that relate to (1) broadly-based stock indices ("stock index futures") (2) an individual stock ("single stock futures") (3)
         debt securities (these are referred to as "interest rate
         futures"), (4) other broadly- based securities indices (these are referred to as "financial futures"), (5) foreign
         currencies (these are referred to as "forward contracts"), (6)
         securities or (7) commodities (these are referred to as
         "commodity futures").

            A broadly-based stock index is used as the basis for
         trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of
         industries. A stock index assigns relative values to the
         common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks.
         A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures
         obligation. Either party may also settle the transaction by entering into an offsetting contract.

            An interest rate future obligates the seller to deliver
         (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the
         position. Similarly, a single stock future obligates the
         seller to deliver (and the purchaser to take) cash or a
         specified equity security to settle the futures transaction.
         Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not
         fungible among the exchanges.

February 19, 2003                                                   PX0375.007